Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 23, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re: Trust for Advised Portfolios (the “Trust”)
Securities Act Registration No: 333-108394
Investment Company Act Registration No: 811-21422
Opportunity Trust (S000055730)

To the Commission:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Opportunity Trust (the “Fund”), is Post-Effective Amendment No. 265 and Amendment No. 266 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of making changes to the Fund’s investment strategies. The Amendment reflects (i) an expansion of the Fund’s investment in bitcoin related investments and (ii) a change in the Fund’s classification from diversified to non-diversified. There are no other material changes to the Fund.

Please note that the Prospectus and SAI relating to the Fund were recently reviewed by the SEC as Post-Effective Amendment No. 203, filed pursuant to Rule 485(a)(1) on February 5, 2021 (accession number 0000894189-21-000791). Therefore, pursuant to 1933 Act Release No. 6510 (Feb. 15, 1984), we would like to request that the Amendment be afforded selective review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.
Very truly yours,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios